Investment Risks - CoinShares Bitcoin Mining and Digital Power ETF	Aug. 18, 2026
Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares of the Fund in general, may fall in value. Shares of the Fund are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, pandemics, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their net asset value.

AI Companies Risk [Member]
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AI Companies Risk. The Fund invests in companies that are primarily involved in various aspects of AI. AI companies are significantly affected by small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. AI companies may have limited product lines, markets, financial resources or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by AI companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. AI companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. AI companies are often highly capital-intensive, requiring substantial and ongoing investment in data center infrastructure, specialized computing hardware (such as GPUs and custom AI accelerators), cloud computing capacity, power and cooling systems, and high-bandwidth networking. The costs of acquiring, deploying, maintaining, and upgrading such infrastructure may be significant, and AI companies may be required to raise substantial amounts of capital through equity or debt financings to fund these expenditures. Such fundraising activities may result in dilution to existing shareholders, increased leverage, restrictive covenants, or unfavorable financing terms, any of which could adversely affect the financial condition or stock price of such companies.

Delays or failures in securing adequate financing, or unfavorable changes in capital market conditions, could impair the ability of AI companies to scale their operations, acquire necessary equipment, or remain competitive. AI technology relies on large data sets, and AI systems may produce inaccurate, biased, or unreliable outputs if training data is flawed, incomplete, or unrepresentative. AI companies face intense competition, including from well-capitalized technology incumbents, and the products and technologies they develop may become obsolete rapidly or fail to achieve widespread market adoption. AI companies also face heightened regulatory uncertainty, as governments around the world are enacting or considering new laws and regulations governing the development, deployment, and use of AI technologies, including the European Union’s Artificial Intelligence Act and other jurisdiction-specific regulatory frameworks. Such regulations may impose significant compliance costs, restrict certain uses of AI, or subject AI companies to fines, enforcement actions, or litigation. The regulatory landscape for AI is evolving and fragmented, which may make it difficult for AI companies to plan or operate across jurisdictions. Additionally, the reputational risks associated with AI, including risks arising from algorithmic bias, AI-generated misinformation, privacy violations, or other implementation failures, could result in customer attrition, loss of business relationships, or adverse publicity. Cybersecurity risks may also be heightened for AI companies, as their systems may be targets for sophisticated cyberattacks, and the failure to protect sensitive data or AI models could result in significant financial and reputational harm.

Bitcoin Risk [Member]
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Bitcoin Risk. Bitcoin is a relatively new innovation, and the market for bitcoin is subject to rapid price swings, changes, and uncertainty. Trading prices of bitcoin and other digital assets have experienced significant volatility in recent periods, including patterns of rapid appreciation followed by sharp declines that have recurred multiple times throughout bitcoin’s history, including in 2011, 2013–2014, 2017–2018, and 2021–2025, and which continued throughout 2026. The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate, and the slowing, stopping, or reversing of such development or acceptance may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation, and security failures, and if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments, and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales,” whose transactions may influence the price of bitcoin. Unlike exchanges for more traditional assets such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated and highly fragmented, heightening the potential for fraud and manipulation; digital asset trading platforms on which bitcoin is traded, and which may serve as a pricing source for the calculation of the reference rate used for valuing the Fund's investments, are or may become subject to enforcement actions by regulatory authorities that could have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy. As a result of this lack of regulation, individuals or groups may engage in fraud or market manipulation, including using social media to artificially inflate the price of bitcoin, and over the past several years a number of digital asset trading venues have been closed due to fraud, failure, or security breaches, leaving investors with little or no recourse and potentially significant losses. New or changing laws and regulations may affect the use of blockchain technology and investments in crypto assets, and digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other cryptocurrencies whose price instability, availability, or adverse legal or regulatory status may in turn adversely impact the operation of such trading venues and the Bitcoin Network. The realization of any of these risks, or the creation of a “fork” or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”), could result in significant and unexpected declines in the acceptance and value of bitcoin, bitcoin futures, and the Fund.

Bitcoin Mining Companies Risk [Member]
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Bitcoin Mining Companies Risk. Bitcoin miners and other necessary hardware are subject to malfunction, technological obsolescence, physical degradation, and normal wear and tear, and a certain number of miners are typically off-line at any given time for maintenance or repair. A model-wide component malfunction, whether in hardware or software, could substantially increase the percentage of offline miners and disrupt mining operations, causing significant economic damage. As technology evolves, there may be a need to acquire newer models of miners to remain competitive, but new miners can be costly and may be in short supply due to long production periods and global semiconductor chip shortages. Many miners rely on third parties, principally located in China, to supply mining equipment, and shortages of miners or component parts, material cost increases, or delivery delays, including those arising from trade restrictions or supply chain disruptions, could significantly interrupt plans for expanding mining capacity, result in increased operating costs, and place affected miners at a competitive disadvantage. Miners generate revenue from both newly created bitcoin (the “block reward”) and transaction verification fees, and if aggregate revenue falls below a miner’s cost of operations, the miner may cease operations. The block reward decreases over time through periodic “halving” events and the mining incentive structure will accordingly transition to greater reliance on transaction verification fees, which, if they become too high, may discourage marketplace use of bitcoin. Additionally, miners may transition processing power away from bitcoin mining to support artificial intelligence workloads, as high levels of competition in the mining industry, bitcoin price volatility, and perpetual reductions in block rewards may make providing processing power for AI workloads more economically attractive. Bitcoin mining activities are also inherently energy-intensive, and the availability and cost of electricity restrict the geographic locations and economic viability of mining operations; high electricity costs may incentivize miners to redirect resources to other validation protocols, such as proof-of-stake blockchains, or to abandon mining entirely. As of January 15, 2026, over one billion tera hashes were performed every second in connection with mining on the Bitcoin Network, consuming a significant amount of energy inclusive of direct computational costs and indirect costs such as cooling. The significant consumption of electricity associated with mining may have negative environmental impacts, including contributions to climate change, which may give rise to adverse public opinion or government measures restricting or prohibiting the use of electricity for mining. Various states and cities have implemented, or are considering implementing, moratoriums on mining activity in their jurisdictions in response to energy consumption concerns. Any significant reduction or cessation of mining activity, whether caused by hardware failures, supply shortages, inadequate economic incentives, the transition of processing power to non-mining uses, energy costs, regulatory restrictions, or other factors, could reduce the collective processing power dedicated to the Bitcoin Network, adversely affect the transaction verification process by temporarily decreasing the speed at which blocks are added to the blockchain, and make the network more vulnerable to a malicious actor obtaining control in excess of 50 percent of the processing power on the blockchain, any of which could erode confidence in the network, decrease demand for bitcoin, adversely affect the price of bitcoin, and materially and adversely affect the value of an investment in the Fund.

Bitcoin Miner Collusion Risk [Member]
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Bitcoin Miner Collusion Risk. Although miners are not forced to confirm any specific transaction, they are economically incentivized to confirm valid transactions as a means of collecting fees and have historically accepted relatively low confirmation fees given the very low marginal cost of validating unconfirmed transactions. Most iterations of mining software prioritize transactions based on thresholds selected by the user, the transaction fee paid, the value attached to the transaction, and the time the transaction was received. If miners collude in an anticompetitive manner to reject transactions that pay low fees, users would be required to either wait for a non-colluding miner to record their transaction or pay higher fees to ensure prompt confirmation, reducing the attractiveness of the Bitcoin Network. Because bitcoin mining occurs globally, it may be difficult for authorities to apply antitrust regulations across multiple jurisdictions. Similarly, if the number of outstanding transactions yet to be recorded in the blockchain (commonly referred to as “transactions in the mempool”) significantly exceeds the capacity of any single block, whether as a result of high levels of network usage or a malicious spam attack, miners are likely to prioritize transactions paying significant fees, leaving transactions with low or no fees in the mempool for extended periods and effectively requiring users to pay higher fees for prompt confirmation. The block reward for successfully mining a block will also decrease over time through periodic halving events and the mining incentive structure may accordingly transition to greater reliance on transaction confirmation fees to incentivize miners to continue dedicating processing power to the blockchain. If transaction confirmation fees become too high, the marketplace may be reluctant to use bitcoin; conversely, if the combination of the block reward and transaction fees is too low, miners may not be adequately incentivized to expend processing power to solve blocks, and transaction confirmations on the blockchain could be temporarily slowed. Any reduction in the processing power expended by miners on the Bitcoin Network could increase the likelihood of a malicious actor or botnet obtaining control of a majority of processing power, reducing the confidence in and security of the blockchain. Any collusion among miners, extended periods of mempool congestion, decreased demand for bitcoin, or reduced security on the Bitcoin Network may adversely impact an investment in the Shares or the ability of the Trust to operate.

Data Center Companies Risk [Member]
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Data Center Companies Risk. Data center companies include companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, natural disasters, interruptions or delays in service by third-party suppliers and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by data center companies, privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies, and water supply and climate risk. Natural disasters and supplier outages can lead to significant downtime, data loss, and associated expenses. Data center companies may be affected by unique supply and demand factors, such as changes in demand for communications infrastructure, consolidation of tower sites, and new technologies that may affect demand for data centers. Companies serving or depending on data centers may face risks from rising energy costs, grid pressures, and environmental policies, while slower AI adoption or efficiency gains could reduce demand growth.

Semiconductor Companies Risk [Member]
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Semiconductor Companies Risk. The Fund invests in companies primarily involved in the design, distribution, manufacture and sale of semiconductors. Semiconductor companies are significantly affected by rapid obsolescence, intense competition, both domestically and internationally, including from subsidized foreign competitors with lower production costs, and global demand. Semiconductor companies face wide fluctuations in securities prices due to the risks of rapid product obsolescence and changes in growth rates; the economic performance of the customers of semiconductor companies; research costs and risks that products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductor industry may be significantly affected by risks that affect the broader technology sector, including government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole. The Fund is also subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes. The prices of the securities of semiconductor companies may fluctuate widely in response to such events.

GPU and AI Chip Concentration Risk [Member]
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GPU and AI Chip Concentration Risk. The Fund may have significant exposure to companies that design, manufacture, or supply graphics processing units (“GPUs”) and other specialized processors for AI and high-performance computing applications. The GPU and AI chip market is highly concentrated, with a small number of dominant companies controlling a substantial share of the market for advanced AI accelerators. This concentration creates significant issuer-specific risk, as adverse developments affecting one or more of these dominant companies, including failure to meet market expectations for growth, competitive pressures, product defects, supply chain disruptions, or regulatory scrutiny, could have a disproportionate impact on the Fund’s performance. The Fund’s exposure to such companies may also subject the Fund to risks associated with the AI industry, including rapidly evolving technology, intense competition, uncertain regulatory frameworks, and the potential for significant volatility in demand for AI-related products and services. If AI adoption slows, AI efficiency gains reduce demand for computational resources, or technological shifts favor alternative computing architectures, companies focused on GPU and AI chip production could experience material declines in revenue and profitability.

Power Generation and Energy Infrastructure Companies Risk [Member]
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Power Generation and Energy Infrastructure Companies Risk. The Fund invests in companies involved in the generation of power, the production of energy infrastructure equipment and storage solutions, and the construction of energy infrastructure facilities essential to the operation of data centers. Such companies are subject to risks specific to the energy and energy-related industries. Market and economic factors present significant challenges, including commodity price volatility that may affect the volume of energy commodities transported, processed, stored, or distributed, as well as reduced availability or demand for natural gas and other energy commodities. Growth may be constrained by slowdowns in new construction and acquisitions or an inability to execute expansion projects cost-effectively. Operational vulnerabilities include rising interest rates and increased operating costs, counterparty defaults or bankruptcies, and the depletion of natural gas reserves. External threats such as extreme weather events, environmental hazards, and potential terrorist attacks on energy assets also pose material risks. Energy infrastructure companies may also face counterparty risk, such that long-term contracts may be declared void if the counterparty to those contracts enters bankruptcy proceedings. In addition, energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Energy infrastructure companies that own interstate pipelines are subject to regulation by U.S. Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such a company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to pay cash distributions or dividends. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters may also impact energy infrastructure companies.

Certain power generation and energy infrastructure companies in the utility sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems in varying degrees. Certain power generation and energy infrastructure companies involved in the production of electrical equipment and components are subject to the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, these companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

Equity Securities Risk [Member]
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Equity Securities Risk. The value of the Shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Industry Concentration Risk [Member]
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Industry Concentration Risk. The Fund concentrates its investments in the industry or group of industries comprising the information technology sector. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Information Technology Companies Risk [Member]
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Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services. Information technology companies are generally subject to the following risks: rapidly changing technologies and existing product obsolescence, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions and new market entrants. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.

Smaller Companies Risk [Member]
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Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Blockchain Technology Risk [Member]
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Blockchain Technology Risk. Blockchain technology is a new and relatively untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Currently, blockchain technology is primarily used for the recording of transactions in digital currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

Digital Asset Industry Risk [Member]
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Digital Asset Industry Risk. The digital asset industry has recently been subject to a number of high-profile regulatory events as well as the introduction of new products and services. This has led to volatility and disruption in the digital asset markets and financial difficulties for several prominent industry participants, including digital asset trading platforms, hedge funds and lending platforms. For example, in the first half of 2022, digital asset lenders Celsius Network LLC and Voyager Digital Ltd. and digital asset hedge fund Three Arrows Capital each declared bankruptcy, and the stablecoin TerraUSD collapsed. These events caused a loss of confidence in participants in the digital asset ecosystem, negative publicity surrounding digital assets more broadly and market-wide declines in digital asset trading prices and liquidity.

Thereafter, in November 2022, FTX Trading Ltd. (“FTX”), the third largest digital asset trading platform by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency. Shortly thereafter, FTX’s CEO resigned and FTX and numerous affiliates of FTX filed for bankruptcy. The U.S. Department of Justice (“DOJ”) subsequently brought criminal charges, including charges of fraud, violations of federal securities laws, money laundering, and campaign finance offenses, against FTX’s former CEO and others. In November 2023, FTX’s former CEO was convicted of fraud and money laundering. Similar charges related to violations of anti-money laundering laws were brought in November 2023 against Binance and its former CEO. FTX is also under investigation by the SEC, the Justice Department, and the Commodity Futures Trading Commission, as well as by various regulatory authorities in the Bahamas, Europe and other jurisdictions. In response to these events, the digital asset markets have experienced extreme price volatility and declines in liquidity, and regulatory and enforcement scrutiny has increased, including from the DOJ, the SEC, the CFTC, the White House and Congress. In addition, several other entities in the digital asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. The SEC also brought charges against Genesis Global Capital, LLC and Gemini Trust Company, LLC on January 12, 2023, for their alleged unregistered offer and sale of securities to retail investors. In October 2023, the New York Attorney General brought charges against Gemini, Genesis Global Capital and numerous affiliates of Genesis Global Capital, and Digital Currency Group alleging violations of law relating to the Gemini Earn program. In May 2024, the Bankruptcy Court of the Southern District of New York approved a settlement of the charges with the Genesis entities.

These events resulted in calls for heightened scrutiny and regulation of the digital asset industry, with a specific focus on digital asset trading platforms, and custodians. For example, in June 2023, the SEC brought charges against Binance (the “Binance Complaint”) and Coinbase (the “Coinbase Complaint”), two of the largest digital asset trading platforms, alleging that they solicited U.S. investors to buy, sell, and trade “crypto asset securities” through their unregistered trading platforms and operated unregistered securities exchanges, brokerages and clearing agencies. Binance subsequently announced that it would be suspending USD deposits and withdrawals on Binance.US and that it plans to delist its USD trading pairs. In addition, in November 2023, the SEC brought similar charges against Kraken (the “Kraken Complaint”), alleging that it operated as an unregistered securities exchange, brokerage and clearing agency. The Binance Complaint, the Coinbase Complaint and the Kraken Complaint led to further volatility in digital asset prices. In January 2025, the SEC launched the Crypto Task Force dedicated to developing a comprehensive and clear regulatory framework for digital assets led by Commissioner Hester Peirce. Subsequently, Commissioner Peirce announced a list of specific priorities to further that initiative, which included pursuing final rules related to a digital asset’s security status, a revised path to registered offerings and listings for digital asset-based investment vehicles, and clarity regarding digital asset custody, lending and staking. In February 2025, Coinbase and the SEC entered into a joint stipulation to dismiss the SEC’s lawsuit with prejudice, subject to the court’s approval. Kraken has also announced that it reached an agreement in principle with the SEC to dismiss the SEC’s lawsuit, subject to formal approval by the SEC’s Commissioners. In May 2025, the SEC voluntarily dismissed its lawsuit against Binance. Several other digital asset market participants have also announced that the SEC informed them that the SEC was terminating its investigation or enforcement action into their firm. The final outcome of these lawsuits (to the extent not yet dismissed), their effect on the broader digital asset ecosystem and the reputational impact on industry participants, remain uncertain.

A wide range of U.S. regulators, including the Federal Reserve Board, the SEC, the CFTC, FinCEN, the Office of the Comptroller of the Currency, the Federal Deposit Insurance Corporation, the Federal Bureau of Investigation, as well as the White House, have issued a growing number of reports and releases concerning digital assets and digital asset markets. In addition, the U.S. Congress has enacted and proposed a number of bills that will have significant impacts on the U.S. digital asset market. However, the extent and content of any forthcoming laws and regulations are not yet ascertainable with certainty, and it may not be ascertainable in the near future. It is possible that new laws and increased regulation and regulatory scrutiny may require the Fund to comply with certain regulatory regimes, which could result in new costs for the Fund. The Fund may have to devote increased time and attention to regulatory matters, which could increase costs to the Fund.

In 2025, Congress undertook significant legislative efforts to address the rapidly evolving landscape of digital assets and cryptocurrencies, culminating in the passage of a landmark bill: the Guiding and Establishing National Innovation for U.S. Stablecoins Act (the “GENIUS Act”). This legislative action represents the first comprehensive federal framework for the regulation of stablecoins in the United States.

The GENIUS Act, signed into law in July 2025, establishes the first federal regulatory framework for the issuance and operation of payment stablecoins—digital assets designed to maintain a stable value relative to a fiat currency, such as the U.S. dollar. The GENIUS Act requires that all payment stablecoins be fully backed on a one-to-one basis by high-quality liquid assets, such as U.S. dollars or short-term U.S. Treasury securities, and subjects issuers to rigorous reserve, audit, and disclosure requirements. The GENIUS Act introduces a dual licensing regime, allowing stablecoin issuers to operate under either federal or state regulatory oversight, provided that state regimes are “substantially similar” to federal standards. Issuers with more than $10 billion in outstanding stablecoins must obtain a federal license. The GENIUS Act also imposes strict AML, sanctions compliance, and consumer protection obligations, including prioritizing stablecoin holders’ claims in the event of issuer insolvency. Notably, the Act prohibits non-financial public companies from issuing stablecoins without special approval and restricts the payment of interest or yield on stablecoins.

In addition, the Digital Asset Market Clarity Act of 2025 (the “CLARITY Act”) was passed by the U.S. House of Representatives in July 2025. The CLARITY Act was designed to resolve longstanding regulatory uncertainty regarding the classification and oversight of digital assets. The CLARITY Act establishes a clear framework for distinguishing between digital assets that are securities, commodities, or payment stablecoins. It delineates the respective jurisdictions of the SEC and the CFTC, granting the CFTC exclusive authority over “digital commodities” and the SEC authority over “digital securities.” The CLARITY Act also introduces criteria for determining when a digital asset is sufficiently decentralized to be treated as a commodity rather than a security. In addition, the CLARITY Act imposes registration requirements and operational standards for digital asset intermediaries, including exchanges, brokers, and dealers. It mandates consumer protection measures, anti-money laundering (“AML”) and countering the financing of terrorism (“CFT”) compliance, and enhanced disclosure obligations. The Act aims to foster innovation while providing market participants with greater regulatory certainty and aligning U.S. policy with emerging international standards. Similar market structure legislation is currently under consideration by the U.S. Senate but there is no certainty whether the legislation will be enacted in 2026 or what form final legislation will take.

These legislative efforts were accompanied by additional measures, such as the Anti-CBDC Surveillance State Act, which prohibits the Federal Reserve from issuing a retail central bank digital currency without congressional authorization. While the GENIUS Act represents significant progress toward a comprehensive regulatory regime for digital assets, substantial uncertainty remains regarding the implementation and interpretation of this new law. The effectiveness of this framework, and the framework proposed under the CLARITY Act, if passed by Congress, will depend on subsequent rulemaking by federal and state regulators, interagency coordination, and the evolving approach to enforcement. Market participants may face transitional risks as regulatory standards are developed and applied, and there is potential for further legislative or regulatory changes as the digital asset ecosystem continues to evolve.

On March 17, 2026, the SEC issued a joint interpretation with the CFTC clarifying the application of the federal securities laws to certain types of crypto assets and transactions involving crypto assets. The interpretation establishes a token taxonomy classifying crypto assets into five categories: (i) digital commodities; (ii) digital collectibles; (iii) digital tools; (iv) stablecoins; and (v) digital securities. The SEC explicitly identified bitcoin as a “digital commodity” that is not itself a security. Digital commodities are defined as crypto assets that are intrinsically linked to and derive their value from the programmatic operation of a functional crypto system, as well as supply and demand dynamics, rather than from the expectation of profits from the essential managerial efforts of others. The interpretation provides that digital commodities, digital collectibles, and digital tools are not themselves securities, though they may become subject to an investment contract under certain circumstances. The interpretation also clarifies that protocol staking activities do not involve the offer and sale of a security. Although the SEC’s March 2026 interpretation provides significant clarity regarding the regulatory treatment of bitcoin and similar digital commodities, uncertainty remains regarding certain aspects of digital asset regulation. A non-security crypto asset may become subject to the federal securities laws if it is offered and sold as part of an investment contract.

These events are continuing to develop at a rapid pace and it is not possible to predict at this time all of the risks that they may pose to the Fund, the Fund’s third-party service providers, or to the digital asset industry as a whole. Continued disruption and instability in the digital asset markets as these events develop, including further declines in the trading prices and liquidity of bitcoin, could have a material adverse effect on the value of the Shares and the Shares could lose all or substantially all of their value.

Non-U.S. Securities Risk [Member]
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Non-U.S. Securities Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

Depositary Receipts Risk [Member]
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Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Emerging Markets Risk [Member]
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Emerging Markets Risk. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. This is due to, among other things, the potential for greater market volatility, lower trading volume, a lack of liquidity, potential for market manipulation, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed market countries. Moreover, emerging market countries often have less uniformity in accounting and reporting requirements, unsettled securities laws, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging market countries often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. and other developed market countries. In addition, significant delays may occur in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities. Investing in emerging market countries involves a higher risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested by certain emerging market countries. Enforcing legal rights may be made difficult, costly and slow in emerging markets as there may be additional problems enforcing claims against non-U.S. governments. As such, the rights and remedies associated with emerging market investment securities may be different than those available for investments in more developed markets. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. In addition, due to the differences in regulatory, accounting, audit and financial recordkeeping standards, including financial disclosures, less information about emerging market companies is publicly available and information that is available may be unreliable or outdated.

Geopolitical Risks [Member]
Prospectus [Line Items]
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Geopolitical Risks. The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from each of the ongoing Russia-Ukraine, the Israel-Hamas conflicts and the military actions involving Iran, as well as recent developments to U.S. trade policies. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia, the recent escalation of the conflicts in the Middle East and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the ongoing Russia-Ukraine, the Israel-Hamas conflicts, the military actions involving Iran and subsequent sanctions or related actions or the recent changes to trade policies by the United States and other countries, could adversely affect the Fund’s performance and the market price of the Fund’s Shares.

Currency Risk [Member]
Prospectus [Line Items]
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Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed and its performance reflects the application of investment techniques and risk analyses in the investment decisions that the Sub-Adviser and Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk [Member]
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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk [Member]
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Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, the Fund’s performance may be disproportionately and significantly impacted by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Inflation Risk [Member]
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Inflation Risk. Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk [Member]
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Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s net asset value.

Small Fund Risk [Member]
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Small Fund Risk. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund’s fixed costs would be allocated over a smaller number of shareholders. Failure to grow and large outflows may be factors the Board considers in any determination to cease the Fund’s operations and dissolve.

Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time.

Risk Lose Money [Member]
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Risk [Text Block]	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser, Sub-Adviser or any of their affiliates.
Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.